Cover	Sep. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43492
Entity Registrant Name	Southport Acquisition Corp. II
Entity Central Index Key	0002148436
Entity Tax Identification Number	98-1961063
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8 Bolling Place
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	(917)
Local Phone Number	503-9722
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	PORT.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	PORT
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	PORT.W
Security Exchange Name	NYSE